PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2015
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION
(1)	PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION

Principal activities and organization

LDK Solar CO., Ltd. (the “Company” or “LDK”) is incorporated in the Cayman Islands and was established on May 1, 2006. LDK and its subsidiaries (collectively, the “Group”) are principally engaged in the design, development, manufacturing and marketing of photovoltaic (“PV”) products and development of power plant projects in the People’s Republic of China (“PRC”) and overseas market.

On February 27, 2014, the Grand Court of the Cayman Islands (the “Cayman Court”), appointed joint provisional liquidators (the “JPLs”) to place the Company into provisional liquidation, pursuant to a winding-up petition the Company filed with the Cayman Court on February 21, 2014 on grounds of insolvency in anticipation of its inability to honor its payment obligations under the Rmb-denominated US$-settled 10% senior notes due 2014 (the “Senior Notes”), the series A mandatorily redeemable convertible preferred shares of LDK Silicon & Chemical Technology Co., Ltd. (“LDK SCT”) (the “Preferred Shares” or “Preferred Obligation”) and payables due to other offshore creditors. Provisional liquidation is a procedure under the Cayman Islands law to preserve and protect the assets of a Cayman Islands company until the hearing of a winding-up petition and the appointment of official liquidators. It is also used, as in the Company’s case, as a method of protecting a Cayman Islands company from its creditors in order to allow it an opportunity to attempt to reach a compromise or arrangement with its creditors on terms likely to be more advantageous to creditors than realizing and distributing its assets in an official liquidation under the Cayman Islands law.

In collaboration with the JPLs and negotiation with the Company’s creditors, the Company has prepared the schemes of arrangement (“the Schemes”), which were approved by the Company’s scheme creditors and became effective on December 10, 2014. Pursuant to the terms of the Schemes, the closing date for the restructuring of the Senior Notes, Preferred Obligation and payables due to other offshore creditors, as contemplated in the Schemes (“Debt Restructuring”), occurred on December 17, 2014.

On April 4, 2015, the Grand Court of the Cayman Islands ordered that, effective on April 21, 2015, the Company’s winding-up petition of February 21, 2014 will be dismissed. By this court order, LDK’s provisional liquidation has been brought to a conclusion on April 21, 2015.

Basis of presentation

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The condensed consolidated balance sheet as of December 31, 2014 was derived from audited consolidated financial statements of the Group. The accompanying unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s consolidated financial statements included in the Company’s Annual Report on Form 20-F filed with the SEC on May 11, 2015.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of June 30, 2015, and the result of operations and cash flows for the six-month periods ended June 30, 2014 and 2015, have been made.

The preparation of condensed consolidated interim financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews its estimates, including those related to the realization of inventories, trade accounts receivable, prepayments to suppliers and deferred tax assets, estimated useful lives and residual values of long-lived assets, the recoverability of the carrying values of long-lived assets, the determination of fair values of financial instruments and share-based instruments, the accrual of warranty expenses, provision for loss on firm purchase commitment and assessments about potential tax uncertainties, contingent liabilities and the Company’s ability to continue as a going concern. Changes in facts and circumstances may result in revised estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

The accompanying unaudited condensed consolidated interim financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and to pursue financing arrangements to support its working capital requirements.

The Group has suffered recurring losses from operations and has incurred a net loss of US$142,234 for the six-month period ended June 30, 2015. In addition, the Group had a working capital deficit (total consolidated current liabilities exceeding total consolidated current assets) of US$4,364,460 and a total capital deficit of US$2,439,906 as of June 30, 2015. As of June 30, 2015, the Group had cash and cash equivalents of US$10,378, and total short-term borrowings and current portion of long-term borrowings of US$2,799,355. As of June 30, 2015, outstanding short-term borrowings of US$1,406,351 were overdue and were subject to standstill and forbearance arrangement as verbally agreed with the banks. The Group has not yet renewed such loans as of September 30, 2015.

Further, the significant financial difficulties the Group is currently experiencing and the deterioration of the Group’s financial condition may result in the exercise of subjective acceleration provisions in some of the Group’s loan agreements that give the lenders the right to accelerate the repayment of the loans.

These factors raise substantial doubt as to the Company’s ability to continue as a going concern. Management believes that it has developed a liquidity plan, as summarized below, that, if executed successfully, will provide sufficient liquidity to meet the Company obligations for a reasonable period of time.

•	Bank Financing and Other Financial Support

On November 11, 2013, the Group signed a framework agreement with a syndicate of 11 commercial banks in China for a working capital facility in the aggregate principal amount of Rmb 1,560,000 (or approximately US$255,900) (the “Working Capital Facility Agreement”). As of September 30, 2015, the Group had withdrawn Rmb 400,000 (or approximately US$65,370) from the credit facility and may further draw down subject to the absolute discretion and additional conditions imposed by the syndicate on a draw-specific basis. The proceeds drawn down under the Working Capital Facility Agreement are strictly limited to financing the Group’s onshore PRC operations within Jiangxi Province, and the Group may not use any of the proceeds to service the Group’s existing indebtedness, whether onshore or offshore. The facility will terminate on November 10, 2016 and each draw-down under the facility may be made subject to the absolute discretion and additional conditions imposed by the syndicate on a draw-specific basis.

As of June 30, 2015, outstanding short-term borrowings of US$1,406,351 were overdue and were subject to standstill and forbearance arrangement. The Group has not yet renewed such loans as of September 30, 2015. Although the Group has not settled these overdue borrowings, management believes that the Group will continue to be able to keep such standstill and forbearance status. In addition, management is evaluating the possibility of engaging the banks with a view to restructuring the Group’s overall indebtedness in China, together with the introduction of strategic and financial investors to improve the Group’s liquidity.

•	Disposal of Properties and Sales of Solar Farm Projects and Other Assets

The Group will continue to sell its solar farm projects in the ordinary course of its solar farm project development business. Some of the projects have become, or will soon become, salable in Europe, the United States and China. On March 30, 2015, the Group entered into a sales agreement with subsidiaries of Solar Power Inc. (“SPI”) to sell the Group solar farm projects in Europe and the United States. Sales of solar farm projects to SPI are still pending as of September 30, 2015. In addition, the Group is also evaluating the possibility to pledge or sell the shares in SPI it owns for new financing to support the working capital needs of the Group. In addition, the Group has also been in various stages of discussions with potential external buyers to unload solar projects in China, Europe as well as the United States of America.

•	Delay in Capital Expenditure and Improvement in Working Capital Management

The Group has been negotiating with a number of its vendors, including suppliers of equipment and construction materials to obtain preferential pricing terms and more favorable payment terms. The Group has also decided to postpone a substantial portion of its planned capital expenditures for the next 12 months until market conditions improve for management to be comfortable in incurring such or a portion of such expenditures. To actively manage the Group’s cash flow and working capital requirements, management has implemented measures to closely monitor the Group’s inventory levels and manage the collection of the Group’s receivable balances.

•	Onshore Financial Restructuring Program

The Group’s operating subsidiaries in China have a significant amount of onshore debt currently subject to a standstill and forbearance arrangement with the Group’s onshore creditors. Currently, the Group is not servicing such debt. The Group is starting to engage its creditors in China in an effort to restructure its onshore China liabilities in a mutually agreed manner as of September 30, 2015. The success of such capital restructuring in China will materially improve the Group’s liquidity.

While management believes that the measures in the liquidity plan will be adequate to satisfy its liquidity and cash flow requirements for the twelve months ending June 30, 2016, there is no assurance that the liquidity plan will be successfully implemented. Failure to successfully implement the liquidity plan will have a material adverse effect on the Group’s business, results of operations and financial position, and may materially adversely affect its ability to continue as a going concern. The condensed consolidated interim financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Group be unable to continue as a going concern.